Operating leases	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating leases
30.	Operating leases
The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases. The following table sets out the maturity analysis of the non-cancelable
lease payments, showing the undiscounted lease payments to be received:

Million US dollar	31 December 2019	31 December 2018 restated
Within one year	155	152
Between one and five years	518	460
After five years	215	217
Total	888	829
In 2019, 152m US dollar was recognized as income in the income statement in respect of subleasing of right-of-use
assets (2018: 133m US dollar; 2017: 128m US dollar).